Segment reporting (Details) - Schedule of total current assets - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting (Details) - Schedule of total current assets [Line Items]
Total current assets	€ 105,250	€ 127,152	€ 25,325
Eliminations [Member]
Segment reporting (Details) - Schedule of total current assets [Line Items]
Total current assets	(25,204)	(2,124)
Europe [Member]
Segment reporting (Details) - Schedule of total current assets [Line Items]
Total current assets	108,050	126,103	25,325
North America [Member]
Segment reporting (Details) - Schedule of total current assets [Line Items]
Total current assets	€ 22,404	€ 3,174